Fair-Value Measurements (Tables)	12 Months Ended
Dec. 31, 2014
Fair Value Disclosures [Abstract]
Placement Of Assets And Liabilities Within The Fair Value Hierarchy Levels

	December 31, 2014			December 31, 2013
Recurring Fair Value Measures	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
Commodity derivatives:
Assets	$16,383	$—	$—	$615	$—	$—
Liabilities	$(2,310)	$—	$—	$(4,527)	$—	$—